Inventories	12 Months Ended
Aug. 31, 2018
Classes of current inventories [abstract]
Inventories	5. INVENTORIES Subscriber equipment of $101 (2017 - $109) includes DTH equipment, DCTs and related customer premise equipment, as well as wireless handsets.